Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Colchester Street Trust
Prospectus Date	rr_ProspectusDate	May 30, 2015
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2015